Segment, Product and Geographic Information (Details 5) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Significant Customer [Line Items]
Accounts receivable	$ 92,530	$ 79,799
Customer A and its affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Accounts receivable	55,681	40,488
Customer B and its affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Accounts receivable	$ 36,849	$ 39,311